EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13.	EARNINGS PER SHARE

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year.  Treasury shares are not included in the calculation.  The computation of diluted EPS for the years ended December 31, 2014, 2013 and 2012, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2014	2013	2012
Net (loss) income attributable to Golar LNG Ltd stockholders – basic	(43,121)	135,713	971,303
Add: Interest expense on convertible bonds	—	—	11,358
Net (loss) income attributable to Golar LNG Ltd stockholders - diluted	(43,121)	135,713	982,661

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2014	2013	2012
Basic earnings per share:
Weighted average number of common shares outstanding	87,013	80,530	80,324

Diluted earnings per share:
Weighted average number of common shares outstanding	87,013	80,530	80,324
Effect of dilutive share options	—	381	380
Effect of dilutive convertible bonds	—	4,545	3,539
Common stock and common stock equivalents	87,013	85,456	84,243

(Loss) earnings per share are as follows:

	2014	2013	2012
Basic	$(0.50)	$1.69	$12.09
Diluted	$(0.50)	$1.59	$11.66